SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NON-CASH INVESTING AND FINANCING TRANSACTIONS
Liabilities assumed in connection with acquisition of mining machines from related party	$ 7,212		$ 9,302
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	7,270	$ 47,178	1,174
Payment for purchase of mining machines in form of cryptocurrencies	4,805	11,986
Cryptocurrencies received on behalf of related parties			6,312
Cryptocurrencies paid on behalf of related parties		24,852
Lending made to a third party in form of cryptocurrencies		10,222
Collection of lending from a third party in form of cryptocurrencies		6,487
Lending made to related party in form of cryptocurrencies	150,025	30,015
Collection of lending from related party in form of cryptocurrencies	151,525	30,735
Purchase of wealth management products using cryptocurrencies	149,972	30,004
Redemption of wealth management products in form of cryptocurrencies	$ 150,268	30,724
Receivable on disposal of property, plant and equipment			850
Liabilities assumed in connection with acquisition of property, plant and equipment		$ 3,494	$ 156